Non-financial Assets and Liabilities - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Right Of Use Assets Line Item
Beginning balance	$ 7,920
Depreciation charge	(1,661)	$ (1,717)	$ (1,691)
Ending balance	5,134	7,920
Right-of-use Assets
Disclosure Of Right Of Use Assets Line Item
Beginning balance	7,920	9,119
Additions		1,464
Additions/(derecognition)	(649)
Reassessment	224	591
Exchange differences	(15)	(165)
Depreciation charge	(2,346)	(3,089)
Ending balance	5,134	7,920	9,119
Right-of-use Assets | Adjustment On Adoption Of I F R S16
Disclosure Of Right Of Use Assets Line Item
Beginning balance	7,920
Ending balance		7,920
Right-of-use Assets | Cost
Disclosure Of Right Of Use Assets Line Item
Beginning balance	16,135
Ending balance	16,135	16,135
Right-of-use Assets | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Beginning balance	(8,215)
Ending balance	(11,001)	(8,215)
Right-of-use Assets | Buildings
Disclosure Of Right Of Use Assets Line Item
Beginning balance	5,096	5,417
Additions		1,464
Additions/(derecognition)	(649)
Reassessment	526	97
Exchange differences	(15)	(165)
Depreciation charge	(1,661)	(1,717)
Ending balance	3,297	5,096	5,417
Right-of-use Assets | Buildings | Adjustment On Adoption Of I F R S16
Disclosure Of Right Of Use Assets Line Item
Beginning balance	5,096
Ending balance		5,096
Right-of-use Assets | Buildings | Cost
Disclosure Of Right Of Use Assets Line Item
Beginning balance	9,957
Ending balance	9,957	9,957
Right-of-use Assets | Buildings | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Beginning balance	(4,861)
Ending balance	(6,660)	(4,861)
Right-of-use Assets | Manufacturing
Disclosure Of Right Of Use Assets Line Item
Beginning balance	2,824	3,702
Reassessment	(302)	494
Depreciation charge	(685)	(1,372)
Ending balance	1,837	2,824	$ 3,702
Right-of-use Assets | Manufacturing | Adjustment On Adoption Of I F R S16
Disclosure Of Right Of Use Assets Line Item
Beginning balance	2,824
Ending balance		2,824
Right-of-use Assets | Manufacturing | Cost
Disclosure Of Right Of Use Assets Line Item
Beginning balance	6,178
Ending balance	6,178	6,178
Right-of-use Assets | Manufacturing | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Beginning balance	(3,354)
Ending balance	$ (4,341)	$ (3,354)